Provisions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 44,163,000
Additional provisions	87,786,000
Utilized amounts	(82,105,000)
Reversals of unused amounts	(6,159,000)
Discount rate adjustment and imputed interest	492,000
Foreign currency translation adjustment	2,245,000
Ending balance	46,422,000
Current portion	27,471,000	$ 24,965,000
Non-current portion	18,951,000	$ 19,198,000
Severance
Reconciliation of changes in other provisions [abstract]
Beginning balance	5,719,000
Additional provisions	70,153,000
Utilized amounts	(62,796,000)
Reversals of unused amounts	(1,587,000)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	514,000
Ending balance	12,003,000
Current portion	11,797,000
Non-current portion	206,000
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	19,972,000
Additional provisions	1,326,000
Utilized amounts	(1,367,000)
Reversals of unused amounts	(1,206,000)
Discount rate adjustment and imputed interest	191,000
Foreign currency translation adjustment	1,122,000
Ending balance	20,038,000
Current portion	4,110,000
Non-current portion	15,928,000
Provisons based on expected cash flows	$ 20,483,000
Weighted average rate	1.16%
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 18,472,000
Additional provisions	16,307,000
Utilized amounts	(17,942,000)
Reversals of unused amounts	(3,366,000)
Discount rate adjustment and imputed interest	301,000
Foreign currency translation adjustment	609,000
Ending balance	14,381,000
Current portion	11,564,000
Non-current portion	$ 2,817,000
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	1 year
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	17 years